Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Final dividends [member]	Interim dividends [member]	Share capital [member]	Capital surplus [member]	Hybrid bonds [member]	Reserves [member]	Treasury shares [member]	Retained earnings [member]	Retained earnings [member] Final dividends [member]	Retained earnings [member] Interim dividends [member]	Attributable to owners of the controlling company [member]	Attributable to owners of the controlling company [member] Final dividends [member]	Attributable to owners of the controlling company [member] Interim dividends [member]	Non-controlling interests [member]	Non-controlling interests [member] Final dividends [member]	Non-controlling interests [member] Interim dividends [member]
Beginning balance at Dec. 31, 2014	₩ 45,257,396			₩ 482,403	₩ 1,083,718	₩ 996,919	₩ (408,773)	₩ (1,534,457)	₩ 40,937,148			₩ 41,556,958			₩ 3,700,438
Comprehensive income (loss):
Profit (loss)	(116,215)								171,494			171,494			(287,709)
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	41,954								38,771			38,771			3,183
Capital adjustment arising from investments in equity-accounted investees, net of tax	(82,509)						(81,418)					(81,418)			(1,091)
Net changes in the unrealized fair value of available-for-sale investments, net of tax	(187,854)						(183,077)					(183,077)			(4,777)
Foreign currency translation differences, net of tax	66,280						78,094					78,094			(11,814)
Total comprehensive income (loss)	(278,344)						(186,401)		210,265			23,864			(302,208)
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		₩ (512,368)	₩ (227,687)							₩ (479,958)	₩ (159,987)		₩ (479,958)	₩ (159,987)		₩ (32,410)	₩ (67,700)
Changes in subsidiaries	(311,548)														(311,548)
Changes in ownership interests in subsidiaries	1,155,254				310,485							310,485			844,769
Interest of hybrid bonds	(67,761)								(43,574)			(43,574)			(24,187)
Disposal of treasury shares	524				(35)			559				524
Others	(2,265)				(1,089)		418		(2,398)			(3,069)			804
Total transactions with owners of the controlling company	34,149				309,361		418	559	(685,917)			(375,579)			409,728
Ending balance at Dec. 31, 2015	45,013,201			482,403	1,393,079	996,919	(594,756)	(1,533,898)	40,461,496			41,205,243			3,807,958
Comprehensive income (loss):
Profit (loss)	1,032,065								1,354,807			1,354,807			(322,742)
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	20,540								9,787			9,787			10,753
Capital adjustment arising from investments in equity-accounted investees, net of tax	134,590						124,626					124,626			9,964
Net changes in the unrealized fair value of available-for-sale investments, net of tax	310,608						314,428					314,428			(3,820)
Foreign currency translation differences, net of tax	(11,491)						10,382					10,382			(21,873)
Total comprehensive income (loss)	1,486,312						449,436		1,364,594			1,814,030			(327,718)
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		(530,307)	(179,992)							(479,974)	(179,992)		(479,974)	(179,992)		(50,333)
Changes in subsidiaries	49,250														49,250
Changes in ownership interests in subsidiaries	(7,894)				8,650							8,650			(16,544)
Interest of hybrid bonds	(68,085)								(43,832)			(43,832)			(24,253)
Disposal of treasury shares	462				32			430				462
Others	2,322				5,486		1,335		3,420			10,241			(7,919)
Total transactions with owners of the controlling company	(734,244)				14,168		1,335	430	(700,378)			(684,445)			(49,799)
Ending balance at Dec. 31, 2016	45,765,269			482,403	1,407,247	996,919	(143,985)	(1,533,468)	41,125,712			42,334,828			3,430,441
Comprehensive income (loss):
Profit (loss)	2,909,311								2,756,230			2,756,230			153,081
Other comprehensive income (loss)
Remeasurements of defined benefit plans, net of tax	(47,543)								(38,043)			(38,043)			(9,500)
Capital adjustment arising from investments in equity-accounted investees, net of tax	(217,388)						(214,794)					(214,794)			(2,594)
Net changes in the unrealized fair value of available-for-sale investments, net of tax	(31,389)						(45,953)					(45,953)			14,564
Foreign currency translation differences, net of tax	(264,695)						(272,902)					(272,902)			8,207
Gain or losses on valuation of derivatives, net of tax	(143)						(136)					(136)			(7)
Total comprehensive income (loss)	2,348,153						(533,785)		2,718,187			2,184,402			163,751
Transactions with owners of the controlling company, recognized directly in equity:
Dividends		₩ (502,896)	₩ (359,993)							₩ (459,987)	₩ (359,993)		₩ (459,987)	₩ (359,993)		₩ (42,909)
Changes in subsidiaries	(7,151)														(7,151)
Changes in ownership interests in subsidiaries	163,707				16,287							16,287			147,420
Interest of hybrid bonds	(67,787)								(43,600)			(43,600)			(24,187)
Disposal of treasury shares	540				126			414				540
Others	(13,117)				(1,639)		(4,786)		(5,661)			(12,086)			(1,031)
Total transactions with owners of the controlling company	(786,697)				14,774		(4,786)	414	(869,241)			(858,839)			72,142
Ending balance at Dec. 31, 2017	₩ 47,326,725			₩ 482,403	₩ 1,422,021	₩ 996,919	₩ (682,556)	₩ (1,533,054)	₩ 42,974,658			₩ 43,660,391			₩ 3,666,334